FIXED ASSETS, NET	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment [Abstract]
FIXED ASSETS, NET
NOTE 4:-	FIXED ASSETS, NET

	December 31,
	2016	2015
	US Dollars in thousands
Cost:
Machinery and equipment	32,751	35,604
Leasehold improvements	8,124	8,525
Motor vehicles	46	45
Office furniture and equipment	234	1,356

	41,155	45,530
Accumulated depreciation:

Machinery and equipment	(25,890)	(27,489)
Leasehold improvements	(6,598)	(6,695)
Motor vehicles	(37)	(35)
Office furniture and equipment	(177)	(1,244)
	(32,702)	(35,463)

Depreciated cost	8,453	10,067

Depreciation expense for the years ended December 31, 2016, 2015 and 2014 were $1,856, $ 1,731 and $ 1,813, respectively.